Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 232,179	$ 360,082
Notes and accounts receivable, net	206,105	208,574
Inventories	287,964	163,104
Restricted assets-current	49,490	48,506
Prepaid expenses and other current assets	12,184	37,846
Total current assets	787,922	818,112
Long-term investments	9,267	8,541
Property and equipment, net	139,434	124,478
Deferred income tax assets, net	8,884	6,358
Operating lease assets	8,149	5,616
Other assets	7,594	8,223
Total assets	961,250	971,328
Current Liabilities
Notes and accounts payable	36,023	80,768
Income tax payable	42,114	44,201
Refund liabilities	6,471	3,882
Accrued expenses and other current liabilities	99,260	152,668
Total current liabilities	183,868	281,519
Other long-term liabilities	44,781	32,177
Total liabilities	228,649	313,696
Commitments and Contingencies (Note 17)
Shareholders' Equity
Ordinary Shares at US$0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 139,764 thousand shares in 2021 and 132,216 thousand shares in 2022	1,322	1,398
Additional paid-in capital	303,564	294,656
Accumulated other comprehensive income (loss)	2,595	(540)
Retained earnings	425,120	412,129
Treasury Stock		(50,011)
Total shareholders' equity	732,601	657,632
Total liabilities and shareholders' equity	$ 961,250	$ 971,328